Financial Risks - Disclosure of Foreign Exchange Rates (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 21,184	€ 20,992
AA [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	2,156	9,084
A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	18,105	11,087
Below A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	6	7
Not rated [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 917	€ 813